Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Major Balances of Receivables and Payables to Related Parties

Details of receivables from and payables to related parties as of December 31, 2018 and 2017 are as follows:

		December 31, 2018				December 31, 2017
		(In millions of Korean won)
Related parties classification	Entity	Receivable		Payables		Receivable		Payables
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	1,053	~~W~~	3	~~W~~	775	~~W~~	3

The details of sales and purchases with related parties for the years ended December 31, 2018, 2017 and 2016 are as follows

		2018				2017				2016
Related parties classification	Entity	Sales		Purchase		Sales		Purchase		Sales		Purchase
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	10,516	~~W~~	3	~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	36
Other related company	ACQUIRE Corp(*1)		—		—		—		—		—		3
Total		~~W~~	10,516	~~W~~	3	~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	39

Summary of Compensation For Key Management Personnel

The compensation for the key management personnel (registered directors), for the years ended December 31, 2018, 2017 and 2016 are as follows.

	2018		2017		2016
		(In millions of Korean won)
Salary	~~W~~	690	~~W~~	629	~~W~~	428